Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) shares in Millions		12 Months Ended
	Oct. 13, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies (Textuals) [Abstract]
Cash and cash equivalents		$ 665,000,000	$ 683,000,000	$ 682,000,000		$ 493,000,000
Fair value of long-term debt		156,000,000	183,000,000
Impairment charges		$ 0	0	0
Senior notes	$ 4,500,000,000
Interest expense recognition period		10 years
Processing and services revenues		$ (8,668,000,000)	(8,831,000,000)	(6,260,000,000)
Net earnings attributable to FIS common stockholders		(1,261,000,000)	(525,000,000)	(624,000,000)
Provision (benefit) for income taxes		$ (321,000,000)	$ 291,000,000	$ 375,000,000
Cumulative impact of adoption of ASU						15,000,000
Purchase of common shares (in shares)		4	3	4
Sales Revenue, Net [Member] | Geographic concentration risk [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Concentration risk		27.00%	29.00%	24.00%
Software [Member] | Minimum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		5 years
Software [Member] | Maximum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		10 years
Building [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		30 years
Furniture, Fixture and Computer Equipment [Member] | Minimum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		3 years
Furniture, Fixture and Computer Equipment [Member] | Maximum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life		7 years
Customer Relationships [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Expected customer attrition period		10 years
Customer Relationships [Member] | Minimum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		5 years
Customer Relationships [Member] | Maximum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		10 years
Software [Member] | Minimum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		3 years
Software [Member] | Maximum
Summary of Significant Accounting Policies (Textuals) [Abstract]
Intangible assets, estimated useful lives		10 years
Foreign Exchange Contract [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Notional amount		$ 0	$ 143,000,000
Foreign Entities [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Cash and cash equivalents		$ 415,000,000
Cash Flow Hedging [Member] | Treasury Lock Hedge [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Notional amount					$ 1,000,000,000.0
Contract settlement payment	$ 16,000,000
Interest expense recognition period	10 years
Retained Earnings [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Cumulative impact of adoption of ASU						$ 15,000,000